Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Government grants	$ 5,269,412		$ 5,179,643	$ 5,366,907
Rental income from property, plant and equipment	187,166		198,860	200,351
Gain on disposal of property, plant and equipment	143,735	$ 5,182	1,137,320	43,036
Impairment loss
Property, plant and equipment	0			(84,974)
Goodwill	0			(7,398)
Others	(373,482)		(261,933)	(335,760)
Total	$ 5,226,831	$ 188,422	$ 6,253,890	$ 5,182,162